INTANGIBLE ASSETS, NET (Details) ¥ in Millions		12 Months Ended
	Apr. 22, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2020	Apr. 22, 2019	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)
Intangible assets, net
Intangible assets, gross		$ 8,782,612	$ 458,499
Less: accumulated amortization		(471,078)	(29,740)
Impairment of intangible assets		(384,492)	0	$ 0
Intangible assets, net		7,925,102	428,759
Impairment of intangible assets		386,432
Amortization expense		440,899	29,707	$ 0
Customer relationship
Intangible assets, net
Intangible assets, gross		6,700,000
Trade name
Intangible assets, net
Intangible assets, gross		1,300,000
Financial and news platform
Intangible assets, net
Intangible assets, gross		443,043	438,657
Impairment of intangible assets		(384,492)
Accounting software
Intangible assets, net
Intangible assets, gross		$ 339,569	19,842
Shenzhen Shangyuan Electronic Commerce Co., Ltd
Intangible assets, net
Intangible assets, net							¥ 3	$ 460,000
LGC
Intangible assets, net
Equity interest acquired (as a percent)	51.20%	51.20%			51.20%	51.20%
Intangible assets acquired	$ 8,000,000
Amortization expense		$ 810,708	$ 1,216,062
LGC | Customer relationship
Intangible assets, net
Intangible assets acquired		$ 6,700,000
Estimated weighted average amortization period (in years)	6 years 2 months 12 days	6 years 2 months 12 days
LGC | Trade name
Intangible assets, net
Intangible assets acquired		$ 1,300,000
Estimated weighted average amortization period (in years)	9 years 7 months 6 days	9 years 7 months 6 days